UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/12 (Unaudited)

REPURCHASE AGREEMENTS (41.4%)(a)
			Principal amount	Value

Interest in $75,000,000 tri-party repurchase agreement dated 6/29/12 with Barclays Capital, Inc. due 7/2/12, 0.15% (collateralized by a U.S. Treasury Note with a coupon rate of 2.75% and a due date of 2/15/19, valued at $76,500,103)			$75,000,000	$75,000,000

Interest in $308,000,000 joint tri-party repurchase agreement dated 6/29/12 with Citigroup Global Markets, Inc. due 7/2/12 - maturity value of $194,456,241 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.474% to 5.5% and due dates ranging from 11/01/20 to 04/01/42, valued at $314,160,000)			194,453,000	194,453,000

Interest in $358,000,000 joint tri-party repurchase agreement dated 6/29/12 with JPMorgan Securities, Inc. due 7/2/12 - maturity value of $192,125,202 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.5% to 7.5% and due dates ranging from 01/01/13 to 07/01/42, valued at $365,161,365)			192,122,000	192,122,000

Interest in $83,000,000 joint tri-party repurchase agreement dated 6/29/12 with JPMorgan Securities, Inc. due 7/2/12 - maturity value of $45,800,763 for an effective yield of 0.02% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.95% to 10.375% and due dates ranging from 02/01/14 to 10/01/40, valued at $87,152,659)			45,800,000	45,800,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 6/29/12 with Goldman Sach & Co. due 7/2/12 - maturity value of $143,152,147 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.159% to 5.485% and due dates ranging from 12/01/20 to 01/01/42, valued at $255,000,000)			143,150,000	143,150,000

Interest in $150,000,000 joint tri-party repurchase agreement dated 6/29/12 with BNP Paribas due 7/2/12 - maturity value of $90,464,357 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 3.011% to 3.554% and due dates ranging from 11/01/40 to 10/01/41, valued at $153,000,000)			90,463,000	90,463,000

Interest in $200,000,000 tri-party repurchase agreement dated 6/29/12 with Royal Bank of Canada due 7/2/12 - maturity value of $200,002,833 for an effective yield of 0.17% (collateralized by various mortgage backed securities with coupon rates ranging from 5.0% to 5.5% and due dates ranging from 07/01/35 to 08/01/37, valued at $204,002,890)			200,000,000	200,000,000

Interest in $108,375,000 tri-party repurchase agreement dated 6/29/12 with Merrill Lynch & Co., Inc. due 7/2/12 - maturity value of $108,376,535 for an effective yield of 0.17% (collateralized by various mortgage backed securities with coupon rates ranging from 3.5% to 4.0% and due dates ranging from 04/01/26 to 06/01/42, valued at $110,542,500)			108,375,000	108,375,000

Interest in $100,000,000 tri-party repurchase agreement dated 6/29/12 with Credit Suisse First Boston due 7/2/12 - maturity value of $100,001,250 for an effective yield of 0.15% (collateralized by a U.S. Treasury note with a coupon rate of 2.5% and a due date of 03/31/15, valued at $102,044,583)			100,000,000	100,000,000

Interest in $54,000,000 joint tri-party term repurchase agreement dated 6/22/12 with JPMorgan Securities, Inc. due 7/23/12, 0.28% (collateralized by various corporate bonds and notes with coupon rates ranging from 4.25% to 7.375% and due dates ranging from 7/30/19 to 3/1/22, valued at $56,704,514) (TR)			39,950,000	39,950,000

Interest in $303,000,000 joint tri-party term repurchase agreement dated 6/26/12 with Citigroup Global Markets, Inc. due 7/3/12 - for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.918% to 5.5% and due dates ranging from 01/01/21 to 06/20/42, valued at $309,441,346) (TR)			265,800,000	265,800,000

Interest in $303,000,000 tri-party term repurchase agreement dated 6/26/12 with Barclays Capital, Inc. due 7/3/12 - maturity value of $303,008,248 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 3.0% to 5.5% and due dates ranging from 09/01/25 to 06/20/42, valued at $309,060,734) (TR)			303,000,000	303,000,000

Interest in $253,000,000 joint tri-party term repurchase agreement dated 6/27/12 with Deutsche Bank Securities, Inc. due 7/3/12 - maturity value of $215,805,395 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.259% to 5.0% and due dates ranging from 06/01/35 to 03/01/42, valued at $258,060,000) (TR)			215,800,000	215,800,000

Total repurchase agreements (cost $1,973,913,000)				$1,973,913,000

COMMERCIAL PAPER (7.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Commonwealth Bank of Australia (Australia)	0.170	7/5/12	$50,000,000	$49,999,056

DnB Bank ASA (Norway)	0.090	7/2/12	50,000,000	49,999,875

HSBC USA, Inc. (United Kingdom)	0.190	7/6/12	50,000,000	49,998,681

Nordea North America Inc./DE (Sweden)	0.150	7/5/12	50,000,000	49,999,167

Royal Bank of Canada (Canada)	0.100	7/5/12	50,000,000	49,999,444

Scotiabanc, Inc.	0.155	7/3/12	49,500,000	49,499,574

Toronto-Dominion Holdings (USA), Inc. 144A (Canada)	0.130	7/12/12	49,500,000	49,498,034

Westpac Banking Corp. 144A (Australia)	0.150	7/5/12	19,400,000	19,400,634

Total commercial paper (cost $368,394,465)				$368,394,465

U.S. GOVERNMENT AGENCY OBLIGATIONS (29.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Citigroup Funding, Inc. FDIC guaranteed notes(k)	1.875	10/22/12	$47,000,000	$47,249,331

Federal Farm Credit Bank discount notes	0.125	8/24/12	7,163,000	7,161,657

Federal Farm Credit Bank unsec. discount notes	0.145	11/20/12	19,000,000	18,989,133

Federal Farm Credit Bank unsec. discount notes	0.120	7/30/12	50,000,000	49,995,167

Federal Farm Credit Bank unsec. discount notes	0.065	7/26/12	25,000,000	24,998,872

Federal Home Loan Bank unsec. discount notes	0.125	8/29/12	25,000,000	24,994,878

Federal Home Loan Bank unsec. discount notes	0.110	8/22/12	40,000,000	39,993,644

Federal Home Loan Bank unsec. discount notes	0.115	8/17/12	40,000,000	39,993,994

Federal Home Loan Bank unsec. discount notes	0.150	8/10/12	5,570,000	5,569,072

Federal Home Loan Bank unsec. discount notes	0.120	8/3/12	42,000,000	41,995,380

Federal Home Loan Bank unsec. discount notes	0.120	8/1/12	72,500,000	72,492,508

Federal Home Loan Bank unsec. discount notes	0.112	7/13/12	24,000,000	23,999,104

Federal Home Loan Bank unsec. discount notes	0.092	7/11/12	5,000,000	4,999,872

Federal Home Loan Mortgage Corp. unsec. discount notes	0.151	11/26/12	28,918,000	28,900,048

Federal Home Loan Mortgage Corp. unsec. discount notes	0.140	10/16/12	60,000,000	59,975,033

Federal Home Loan Mortgage Corp. unsec. discount notes	0.130	10/9/12	24,500,000	24,491,153

Federal Home Loan Mortgage Corp. unsec. discount notes	0.125	9/4/12	35,167,000	35,159,063

Federal Home Loan Mortgage Corp. unsec. discount notes	0.120	8/22/12	15,861,000	15,858,251

Federal Home Loan Mortgage Corp. unsec. discount notes	0.110	8/20/12	50,000,000	49,992,360

Federal Home Loan Mortgage Corp. unsec. discount notes	0.120	8/14/12	31,360,000	31,355,401

Federal Home Loan Mortgage Corp. unsec. discount notes	0.115	8/13/12	110,000,000	109,984,831

Federal Home Loan Mortgage Corp. unsec. discount notes	0.119	8/6/12	64,000,000	63,992,370

Federal Home Loan Mortgage Corp. unsec. discount notes	0.075	7/11/12	75,000,000	74,998,438

Federal National Mortgage Association unsec. discount notes	0.145	11/28/12	28,697,000	28,679,635

Federal National Mortgage Association unsec. discount notes	0.148	11/21/12	71,950,000	71,907,626

Federal National Mortgage Association unsec. discount notes	0.130	11/14/12	10,000,000	9,995,089

Federal National Mortgage Association unsec. discount notes	0.130	10/2/12	32,000,000	31,989,253

Federal National Mortgage Association unsec. discount notes	0.125	9/4/12	14,500,000	14,496,727

Federal National Mortgage Association unsec. discount notes	0.110	8/22/12	46,325,000	46,317,639

Federal National Mortgage Association unsec. discount notes	0.120	8/15/12	24,500,000	24,496,325

Federal National Mortgage Association unsec. discount notes	0.110	8/8/12	106,818,000	106,805,597

Federal National Mortgage Association unsec. discount notes	0.089	7/16/12	75,000,000	74,997,229

Federal National Mortgage Association unsec. discount notes	0.080	7/12/12	38,500,000	38,499,059

Federal National Mortgage Association unsec. discount notes	0.075	7/11/12	60,000,000	59,998,750

Federal Home Loan Mortgage unsec. notes(k)	1.000	8/28/12	12,260,000	12,276,765

Total U.S. Government Agency Obligations (cost $1,417,599,254)				$1,417,599,254

U.S. TREASURY OBLIGATIONS (11.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.127	11/29/12	$50,000,000	$49,973,680

U.S. Treasury Bills	0.135	10/18/12	130,000,000	129,947,665

U.S. Treasury Bills	0.126	10/11/12	25,000,000	24,991,181

U.S. Treasury Bills	0.102	7/12/12	44,000,000	43,998,656

U.S. Treasury Notes(k)	4.625	7/31/12	25,000,000	25,092,106

U.S. Treasury Notes(k)	4.375	8/15/12	25,000,000	25,130,341

U.S. Treasury Notes(k)	1.750	8/15/12	50,000,000	50,099,913

U.S. Treasury Notes(k)	1.500	7/15/12	34,500,000	34,518,129

U.S. Treasury Notes(k)	1.375	1/15/13	25,000,000	25,163,569

U.S. Treasury Notes(k)	1.375	10/15/12	50,000,000	50,180,513

U.S. Treasury Notes(k)	0.625	1/31/13	45,000,000	45,112,103

U.S. Treasury Notes(k)	0.375	10/31/12	49,500,000	49,536,630

Total U.S. treasury Obligations (cost $553,744,486)				$553,744,486

ASSET-BACKED COMMERCIAL PAPER (5.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Gotham Funding Corp. (Japan)	0.210	7/17/12	$25,272,000	$25,269,641

Gotham Funding Corp. (Japan)	0.180	7/11/12	25,000,000	24,998,750

Straight-A Funding, LLC	0.160	8/28/12	11,500,000	11,497,036

Straight-A Funding, LLC	0.180	8/14/12	52,000,000	51,988,560

Straight-A Funding, LLC	0.180	8/7/12	17,000,000	16,996,855

Straight-A Funding, LLC	0.180	8/7/12	3,750,000	3,749,306

Straight-A Funding, LLC	0.180	8/1/12	30,000,000	29,995,350

Straight-A Funding, LLC	0.180	7/24/12	25,000,000	24,997,125

Straight-A Funding, LLC	0.180	7/23/12	10,006,000	10,004,899

Variable Funding Capital Co., LLC	0.150	7/3/12	48,600,000	48,599,595

Total asset-backed commercial paper (cost $248,097,117)				$248,097,117

CERTIFICATES OF DEPOSIT (2.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal/Chicago, IL (Canada)	0.170	7/25/12	$49,500,000	$49,500,000

Svenska Handelsbanken/New York, NY (Sweden)	0.180	7/18/12	50,500,000	50,500,000

Total certificates of deposit (cost $100,000,000)				$100,000,000

CORPORATE BONDS AND NOTES (1.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes FRN (Australia)	0.669	7/9/12	$15,000,000	$15,001,613

General Electric Capital Corp. sr. unsub. Ser. GMTN	2.000	9/28/12	36,788,000	36,951,722

Total corporate bonds and notes (cost $51,953,335)				$51,953,335

TIME DEPOSITS (1.0%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Bank NA/Cayman Islands	0.200	7/2/12	$48,000,000	$48,000,000

Total time deposits (cost $48,000,000)				$48,000,000

TOTAL INVESTMENTS

Total investments (cost $4,761,701,657)(b)				$4,761,701,657

Key to holding's abbreviations
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $4,763,227,433.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$248,097,117	$—
Certificates of deposit	—	100,000,000	—
Commercial paper	—	368,394,465	—
Corporate bonds and notes	—	51,953,335	—
Repurchase agreements	—	1,973,913,000	—
Time deposits	—	48,000,000	—
U.S. Government Agency Obligations	—	1,417,599,254	—
U.S. Treasury Obligations	—	553,744,486	—

Totals by level	$—	$4,761,701,657	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2012